Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 1,336	$ 1,529	$ 1,373
Other comprehensive income/(loss), net of tax	(9)	(9)	(6)
Ending balance	1,399	1,336	1,529
Investment Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(8)	5	8
Unrealized gain (loss)	(19)	(10)	(7)
Less: Tax (benefit) provision	(7)	(3)	(2)
Net unrealized gain (loss)	(12)	(7)	(5)
Reclassifications out of AOCI	3	(9)	3
Less: Tax (benefit) provision	1	(3)	1
Net unrealized gain (loss) reclassified out of AOCI	2	(6)	2
Other comprehensive income/(loss), net of tax	(10)	(13)	(3)
Ending balance	(18)	(8)	5
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1	(3)	0
Unrealized gain (loss)	5	(13)	(6)
Less: Tax (benefit) provision	1	(5)	(1)
Net unrealized gain (loss)	4	(8)	(5)
Reclassifications out of AOCI	(5)	19	2
Less: Tax (benefit) provision	(2)	7	0
Net unrealized gain (loss) reclassified out of AOCI	(3)	12	2
Other comprehensive income/(loss), net of tax	1	4	(3)
Ending balance	$ 2	$ 1	$ (3)